Fair Value of Financial Instruments - Summary of Assets and Liabilities Measured At Fair Value on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Fixed maturity securities, available-for-sale at fair value	$ 4,028.9	$ 3,391.6
Equity securities	92.5	200.5
Liabilities
Other	0.8	0.8
Total liabilities accounted for at fair value	7.8	11.9	$ 4.7
U.S. Government and government agencies
Assets
Fixed maturity securities, available-for-sale at fair value	7.7	25.4
States, municipalities and political subdivisions
Assets
Fixed maturity securities, available-for-sale at fair value	440.1	421.9
Residential mortgage-backed securities
Assets
Fixed maturity securities, available-for-sale at fair value	66.9	94.4
Commercial mortgage-backed securities
Assets
Fixed maturity securities, available-for-sale at fair value	109.4	93.9
Asset-backed securities
Assets
Fixed maturity securities, available-for-sale at fair value	577.8	511.5
Corporate and other
Assets
Fixed maturity securities, available-for-sale at fair value	2,827.0	2,244.5
Perpetual preferred stocks
Assets
Equity securities	82.0	185.5
Common Stock
Assets
Equity securities	10.5	15.0
Recurring
Assets
Fixed maturity securities, available-for-sale at fair value	4,028.9	3,391.6
Equity securities	92.5	200.5
Total assets accounted for at fair value	4,121.4	3,592.1
Liabilities
Embedded derivative	3.0	8.4
Other	4.8	3.5
Total liabilities accounted for at fair value	7.8	11.9
Recurring | Level 1
Assets
Fixed maturity securities, available-for-sale at fair value	51.3	12.7
Equity securities	12.1	16.3
Total assets accounted for at fair value	63.4	29.0
Liabilities
Embedded derivative	0.0	0.0
Other	0.0	0.0
Total liabilities accounted for at fair value	0.0	0.0
Recurring | Level 2
Assets
Fixed maturity securities, available-for-sale at fair value	3,272.2	2,738.5
Equity securities	22.8	123.0
Total assets accounted for at fair value	3,295.0	2,861.5
Liabilities
Embedded derivative	0.0	0.0
Other	0.0	0.0
Total liabilities accounted for at fair value	0.0	0.0
Recurring | Level 3
Assets
Fixed maturity securities, available-for-sale at fair value	705.4	640.4
Equity securities	57.6	61.2
Total assets accounted for at fair value	763.0	701.6
Liabilities
Embedded derivative	3.0	8.4
Other	4.8	3.5
Total liabilities accounted for at fair value	7.8	11.9
Recurring | U.S. Government and government agencies
Assets
Fixed maturity securities, available-for-sale at fair value	7.7	25.4
Recurring | U.S. Government and government agencies | Level 1
Assets
Fixed maturity securities, available-for-sale at fair value	4.8	6.1
Recurring | U.S. Government and government agencies | Level 2
Assets
Fixed maturity securities, available-for-sale at fair value	2.9	19.3
Recurring | U.S. Government and government agencies | Level 3
Assets
Fixed maturity securities, available-for-sale at fair value	0.0	0.0
Recurring | States, municipalities and political subdivisions
Assets
Fixed maturity securities, available-for-sale at fair value	440.1	421.9
Recurring | States, municipalities and political subdivisions | Level 1
Assets
Fixed maturity securities, available-for-sale at fair value	0.0	0.0
Recurring | States, municipalities and political subdivisions | Level 2
Assets
Fixed maturity securities, available-for-sale at fair value	440.1	421.9
Recurring | States, municipalities and political subdivisions | Level 3
Assets
Fixed maturity securities, available-for-sale at fair value	0.0	0.0
Recurring | Residential mortgage-backed securities
Assets
Fixed maturity securities, available-for-sale at fair value	66.9	94.4
Recurring | Residential mortgage-backed securities | Level 1
Assets
Fixed maturity securities, available-for-sale at fair value	0.0	0.0
Recurring | Residential mortgage-backed securities | Level 2
Assets
Fixed maturity securities, available-for-sale at fair value	57.7	75.4
Recurring | Residential mortgage-backed securities | Level 3
Assets
Fixed maturity securities, available-for-sale at fair value	9.2	19.0
Recurring | Commercial mortgage-backed securities
Assets
Fixed maturity securities, available-for-sale at fair value	109.4	93.9
Recurring | Commercial mortgage-backed securities | Level 1
Assets
Fixed maturity securities, available-for-sale at fair value	0.0	0.0
Recurring | Commercial mortgage-backed securities | Level 2
Assets
Fixed maturity securities, available-for-sale at fair value	74.8	35.7
Recurring | Commercial mortgage-backed securities | Level 3
Assets
Fixed maturity securities, available-for-sale at fair value	34.6	58.2
Recurring | Asset-backed securities
Assets
Fixed maturity securities, available-for-sale at fair value	577.8	511.5
Recurring | Asset-backed securities | Level 1
Assets
Fixed maturity securities, available-for-sale at fair value	0.0	0.0
Recurring | Asset-backed securities | Level 2
Assets
Fixed maturity securities, available-for-sale at fair value	27.2	33.3
Recurring | Asset-backed securities | Level 3
Assets
Fixed maturity securities, available-for-sale at fair value	550.6	478.2
Recurring | Corporate and other
Assets
Fixed maturity securities, available-for-sale at fair value	2,827.0	2,244.5
Recurring | Corporate and other | Level 1
Assets
Fixed maturity securities, available-for-sale at fair value	46.5	6.6
Recurring | Corporate and other | Level 2
Assets
Fixed maturity securities, available-for-sale at fair value	2,669.5	2,152.9
Recurring | Corporate and other | Level 3
Assets
Fixed maturity securities, available-for-sale at fair value	111.0	85.0
Recurring | Perpetual preferred stocks
Assets
Equity securities	82.0	185.5
Recurring | Perpetual preferred stocks | Level 1
Assets
Equity securities	5.0	7.2
Recurring | Perpetual preferred stocks | Level 2
Assets
Equity securities	22.8	123.0
Recurring | Perpetual preferred stocks | Level 3
Assets
Equity securities	54.2	55.3
Recurring | Common Stock
Assets
Equity securities	10.5	15.0
Recurring | Common Stock | Level 1
Assets
Equity securities	7.1	9.1
Recurring | Common Stock | Level 2
Assets
Equity securities	0.0	0.0
Recurring | Common Stock | Level 3
Assets
Equity securities	$ 3.4	$ 5.9